Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations, net gain on property dispositions	$ 303.2	$ 14.6	$ 0.0
Liberty Property Limited Partnership
Discontinued operations, net gain on property dispositions	$ 303.2	$ 14.6	$ 0.0